Document and Entity Information Document	Sep. 10, 2026
Entity Information [Line Items]
Entity Central Index Key	0000796343
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Registrant Name	ADOBE INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-15175
Entity Tax Identification Number	77-0019522
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110-2704
City Area Code	408
Local Phone Number	536-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ADBE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false